Transactions with Related Parties (Details Narrative) ₪ in Thousands, $ in Thousands		12 Months Ended
	Jun. 24, 2018 ILS (₪) shares	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 23, 2015 USD ($)
IfrsStatementLineItems [Line Items]
Related party borrowings		₪ 227,000
Consideration paid	₪ 1,214	₪ 14,395	₪ 71,388
Fair value of business acquisition shares issued | shares	8,570,000
Borrowings, interest rate		2.42%
Capital reserve		₪ 2,388	₪ 2,388
Canndoc Ltd [Member]
IfrsStatementLineItems [Line Items]
Related party borrowings		₪ 1,014
Consideration paid	₪ 9,000
Fair value of loan	₪ 7,786
Canndoc Ltd [Member] | Israeli Income Tax Ordinance [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		2.42%			2.61%
MrAlexander Rabinovitch [Member]
IfrsStatementLineItems [Line Items]
Related party borrowings | $						$ 1,250	$ 1,250	$ 1,250
MrAvner Barak [Member]
IfrsStatementLineItems [Line Items]
Related party borrowings		₪ 76
Repayment of loan, monthly installment		15
Capital reserve		17
Interest expense		7
MrAvner Barak [Member] | Israeli Income Tax Ordinance [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate				2.62%
MrAvner Barak [Member] | Canndoc Ltd [Member]
IfrsStatementLineItems [Line Items]
Related party borrowings		₪ 718